Average Annual Total Returns	12 Months Ended	31 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	8.42%	1.23%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.21%	14.06%
Intelligent Real Estate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(5.69%)	1.64%
Performance Inception Date		Jun. 12, 2023
Intelligent Real Estate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.32%)	0.26%
Intelligent Real Estate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.15%)	0.84%
Residential REIT ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(2.21%)		(0.47%)
Performance Inception Date			Feb. 28, 2022
Residential REIT ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.18%)		(1.26%)
Residential REIT ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.02%)		0.61%